OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2018
Other Liabilities Disclosure [Abstract]
OTHER CURRENT LIABILITIES
11. OTHER CURRENT LIABILITIES

The Company’s other current liabilities are summarized below:

	At December 31,
	2017	2018
Payable for purchase of property, plant and equipment	$25,562,367	$36,680,431
Payable for lease fee of rooftops	2,117,606	-
Payables associated with failed sale-lease back–current portion	1,638,904	7,275,464
Payables associated with capital lease–current portion	369,046	5,004,187
Interest payable	-	1,626,010
Other tax payables	229,361	141,317
Accrued EPC warranty liabilities	132,007	186,553
Other (1)	464,944	1,834,945
	$30,514,235	$52,748,907

(1)   Other as of December 31, 2018 mainly includes the payables for the audit fee and other professional service fees.